Shareholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Nov. 04, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member]	Sep. 30, 2011 Common Class A [Member]
Class A Common Stock, par value	$ 0.01	$ 0.01			$ 0.01
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			9.2	6.0
Stock Repurchased During Period, Shares					0	0	0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased			5.0	1.8